Susan J. Lazzo
AVP & Senior Counsel
Law Department

Sun Life Assurance
Company of Canada
SC 2335
One Sun Life Executive Park
Wellesley Hills, MA 02481-5699

Tel:           781-446-1638
       800-432-1102 ext. 3031638
Fax:           781-237-0707
Susan.lazzo@sunlife.com

May 2, 2014

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

Re:           Certification pursuant to Rule 497(j)
Independence Variable Life Separate Account ("Registrant")
File Nos. 002-96605 and 811-04070

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended (“Rule 497”), I hereby certify that the form of supplement for the above-captioned Registrant, dated May 1, 2014, does not differ from that contained in the amendment to the Registration Statement on Form S-6 that relates to the prospectus, being Post-Effective Amendment No. 13.  Post-Effective Amendment No. 13 was filed electronically with the Securities and Exchange Commission via EDGAR on May 1, 2014.

Sincerely,

/s/ Susan J. Lazzo

Susan J. Lazzo
AVP & Senior Counsel

Sun Life Assurance Company of Canada
is a member of the Sun Life Financial group of companies.

www.sunlife-usa.com